ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 8. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following:

	March 31,	December 31,
	2015	2014
Accounts payable	$1,007,582	$240,204
Accrued interest	239,298	270,918
Accrued payroll taxes	62,599	62,599
	$1,309,479	$573,721

Accounts payable and accrued expenses consisted of the following:

	December 31,	December 31,
	2014	2013
Accounts payable	$240,204	$948,421
Accrued officers’ salary	-	60,000
Accrued interest	270,918	204,898
Accrued payroll taxes	62,599	62,599
	$573,721	$1,275,918